Going Concern (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Going Concern (Textual)
Cash		$ 4,000,000		$ 4,000,000
Restricted cash		76,000		76,000
Cash for operating activities				3,200,000
Net loss		(3,672,678)	$ (4,817,186)	(7,917,720)	$ (10,541,576)	$ (22,508,304)	$ (28,180,084)
Net cash used in operations				(7,318,794)	$ (8,168,579)	(13,829,652)	(10,657,449)
Accumulated deficit		$ (76,987,449)		$ (76,987,449)		(69,069,729)	$ (46,561,425)
Cash, cash equivalents and restricted cash						878,000
stock issued during period value issue	$ 11,800,000					648,933
Stockholders' equity						$ 4,000,000